Concentration of Risk (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Five Largest Suppliers [Member] | Accounts Payable [Member] | Supplier Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			47.20%		50.10%	46.20%
Five Largest Suppliers [Member] | Total Product Purchases [Member] | Supplier Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	64.20%	83.60%	70.90%	76.00%	70.00%	72.90%	75.40%
Five Largest Customers [Member] | Accounts Receivable [Member] | Credit Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			18.30%		18.60%	12.60%
Five Largest Customers [Member] | Sales Revenue, Goods, Net [Member] | Credit Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	13.30%	11.30%	12.40%	11.30%	10.00%	9.50%